Fair Value Measurements - Change in Fair Value of Derivative Liabilities (Details) - Significant Other Unobservable Inputs (Level 3)	4 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance of Public and Private Warrants and forward purchase agreements - Level 3	$ 25,481,000
Transfer of Public Warrants to Level 1 measurement	(16,905,000)
Change in fair value of derivative liabilities - Level 3	13,594,000
Derivative liabilities at Level 3, December 31, 2020	$ 22,170,000